Financial Instruments (Details) - Derivative Warrant Liabilities [Member]	6 Months Ended
Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Valuation Technique	The fair value of the warrant liabilities at the year-end has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.
Key Inputs	Key observable inputs